Short-Term Bond Fund of America®
Investment portfolio
November 30, 2019
unaudited
Bonds, notes & other debt instruments 96.75% U.S. Treasury bonds & notes 50.71% U.S. Treasury 43.80%	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2020	$40,393	$40,817
U.S. Treasury 1.50% 2021	240,000	239,450
U.S. Treasury 1.50% 2021	150,000	149,637
U.S. Treasury 1.50% 2021	47,206	47,099
U.S. Treasury 1.625% 2021	8,614	8,609
U.S. Treasury 1.75% 2021	25,000	25,062
U.S. Treasury 2.125% 2021	242,000	243,626
U.S. Treasury 2.25% 2021	305,700	308,149
U.S. Treasury 2.375% 2021	50,000	50,445
U.S. Treasury 2.375% 2021	25,830	26,071
U.S. Treasury 2.50% 2021	80,000	80,741
U.S. Treasury 2.625% 2021	100,000	101,363
U.S. Treasury 2.625% 2021	83,834	85,533
U.S. Treasury 2.75% 2021	78,696	80,128
U.S. Treasury 1.50% 2022	396,000	394,962
U.S. Treasury 1.50% 2022	233,605	233,012
U.S. Treasury 1.625% 2022	97,945	98,017
U.S. Treasury 1.75% 2022	19,000	19,071
U.S. Treasury 1.875% 2022	19,480	19,633
U.S. Treasury 2.125% 2022	2,392	2,430
U.S. Treasury 2.50% 2023	16,121	16,588
U.S. Treasury 2.625% 2023	187,000	194,377
U.S. Treasury 2.75% 2023	98,795	102,516
U.S. Treasury 1.25% 2024	30,000	29,494
U.S. Treasury 1.50% 2024	95,000	94,418
U.S. Treasury 1.75% 2024	20,265	20,377
U.S. Treasury 2.00% 2024	33,000	33,542
U.S. Treasury 2.125% 2024	83,000	84,715
U.S. Treasury 2.25% 2024	127,000	130,354
U.S. Treasury 1.625% 2026	85,000	84,436
U.S. Treasury 1.625% 2026	5,000	4,966
U.S. Treasury 1.625% 2029	31,000	30,551
U.S. Treasury 1.75% 2029[1]	112,000	111,746
		3,191,935
U.S. Treasury inflation-protected securities 6.91%
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	52,787	52,438
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	261,501	261,752
U.S. Treasury Inflation-Protected Security 0.125% 2024[1,2]	54,066	54,096
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	11,076	11,234
U.S. Treasury Inflation-Protected Security 0.625% 2026[1,2]	32,417	33,297
U.S. Treasury Inflation-Protected Security 0.375% 2027[1,2]	34,112	34,736
U.S. Treasury Inflation-Protected Security 0.25% 2029[1,2]	55,758	56,243
		503,796
Total U.S. Treasury bonds & notes		3,695,731
Short-Term Bond Fund of America — Page 1 of 16

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations 16.47%	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2015-1A, Class A, 2.50% 2021[3,4]	$13,000	$13,016
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,4]	5,240	5,242
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[3,4]	19,705	20,215
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[3]	663	663
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[3]	4,414	4,420
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A3, 3.07% 2022[3]	12,000	12,083
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 2.976% 2025[3,4,5]	954	955
Cabela’s Master Credit Card Trust, Series 2015-2, Class A1, 2.25% 2023[3]	3,540	3,546
CarMaxAuto Owner Trust, Series 2019-2, Class A2A, 2.69% 2022[3]	8,335	8,379
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[3]	17,655	17,903
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[3]	7,075	7,231
CarMaxAuto Owner Trust, Series 2019-2, Class B, 3.01% 2024[3]	19,475	19,973
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[3,4]	71	71
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[3,4,5]	14,640	14,823
CPS Auto Receivables Trust, Series 2014-D, Class C, 4.35% 2020[3,4]	1,581	1,583
CPS Auto Receivables Trust, Series 2017-C, Class B, 2.30% 2021[3,4]	—[6]	—[6]
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[3,4]	508	508
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 2021[3,4]	1,423	1,424
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,4]	1,895	1,900
CPS Auto Receivables Trust, Series 2019-C, Class A, 2.55% 2022[3,4]	5,144	5,155
CPS Auto Receivables Trust, Series 2018-A, Class B, 2.77% 2022[3,4]	1,184	1,186
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 2022[3,4]	6,897	6,919
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[3,4]	2,243	2,246
CPS Auto Receivables Trust, Series 2017-D, Class C, 3.01% 2022[3,4]	5,100	5,117
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06% 2022[3,4]	2,139	2,143
CPS Auto Receivables Trust, Series 2016-B, Class C, 4.22% 2022[3,4]	2,702	2,714
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[3,4]	4,500	4,553
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[3,4]	3,378	3,431
Discover Card Execution Note Trust, Series 2019-A14, Class A1, 3.04% 2024[3]	12,900	13,236
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[3,4]	40	40
Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80% 2022[3]	730	731
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[3]	861	861
Drive Auto Receivables Trust, Series 2019-2, Class A2A, 2.93% 2022[3]	847	849
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[3,4]	2,119	2,120
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.22% 2022[3]	1,883	1,884
Drive Auto Receivables Trust, Series 2018-3, Class B, 3.37% 2022[3]	645	646
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[3]	30,000	30,171
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[3]	1,220	1,221
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[3]	2,695	2,727
Drive Auto Receivables Trust, Series 2018-1, Class C, 3.22% 2023[3]	1,987	1,993
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[3]	5,955	6,007
Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63% 2024[3]	4,540	4,567
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[3]	2,000	2,046
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[3,4]	10,640	10,667
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[3,4]	10,564	10,604
Drivetime Auto Owner Trust, Series 2018-1A, Class B, 3.04% 2022[3,4]	324	324
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 2022[3,4]	3,070	3,082
Drivetime Auto Owner Trust, Series 2018-1A, Class B, 3.43% 2022[3,4]	1,638	1,641
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 2023[3,4]	8,853	8,857
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[3,4]	3,420	3,432
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[3,4]	52	52
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[3,4]	7,080	7,138
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[3,4]	2,912	2,915
Drivetime Auto Owner Trust, Series 2019-4A, Class B, 2.36% 2024[3,4]	15,000	15,005
Short-Term Bond Fund of America — Page 2 of 16

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2018-3A, Class C, 3.79% 2024[3,4]	$2,000	$2,038
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[3,4]	575	583
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[3,4]	848	848
Exeter Automobile Receivables Trust, Series 2016-3A, Class B, 2.84% 2021[3,4]	518	519
Exeter Automobile Receivables Trust, Series 2017-1A, Class B, 3.00% 2021[3,4]	108	108
Exeter Automobile Receivables Trust, Series 2018-4A, Class A, 3.05% 2021[3,4]	3,583	3,587
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 2021[3,4]	438	439
Exeter Automobile Receivables Trust, Series 2019-3A, Class A, 2.59% 2022[3,4]	35,426	35,504
Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.75% 2022[3,4]	361	361
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[3,4]	27,789	27,893
Exeter Automobile Receivables Trust, Series 2017-1A, Class C, 3.95% 2022[3,4]	7,725	7,811
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22% 2022[3,4]	2,980	3,013
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[3,4]	12,000	12,064
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 2023[3,4]	4,250	4,271
Exeter Automobile Receivables Trust, Series 2019-2, Class B, 3.06% 2023[3,4]	16,830	16,992
Exeter Automobile Receivables Trust, Series 2018-4A, Class C, 3.97% 2023[3,4]	8,500	8,661
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[3,4]	12,820	13,042
First Investors Auto Owner Trust, Series 2016-2, Class A2, 1.87% 2021[3,4]	217	217
First Investors Auto Owner Trust, Series 2016-2, Class B, 2.21% 2022[3,4]	710	709
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[3,4]	11,676	11,770
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[3,4]	14,700	14,703
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,4]	8,375	8,377
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,4]	17,160	17,206
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[3,4]	15,615	16,287
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,4]	24,000	25,172
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[3]	48,522	48,777
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.84% 2024[3]	3,540	3,597
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A, 2.44% 2026[3]	6,129	6,180
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[3,4]	408	409
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[3,4]	951	952
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[3,4]	3,774	3,852
GM Financial Automobile Leasing Trust, Series 2019-2, Class A3, 2.67% 2022[3]	16,830	16,956
GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72% 2023[3]	4,423	4,476
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 2025[3]	4,331	4,306
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.44% 2025[3]	6,260	6,225
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87% 2024[3]	910	928
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07% 2024[3]	2,000	2,042
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[3,4]	11,907	11,925
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-1A, Class A, 3.71% 2023[3,4]	2,165	2,231
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[3,4]	8,484	8,503
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[3,4]	11,900	12,329
Navient Student Loan Trust, Series 2015-2, Class A2, (1-month USD-LIBOR + 0.42%) 2.243% 2029[3,5]	42	42
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[3,4]	14,165	14,379
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 2.936% 2027[3,4,5]	15,687	15,695
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 3.016% 2027[3,4,5]	25,623	25,631
Prestige Auto Receivables Trust, Series 2019-1A, Class A2, 2.87% 2022[3,4]	4,500	4,507
Prestige Auto Receivables Trust, Series 2016-2A, Class C, 2.88% 2022[3,4]	994	996
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[3]	3,310	3,313
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.19% 2022[3]	247	247
Santander Drive Auto Receivables Trust, Series 2019-3, Class A2A, 2.28% 2022[3]	22,224	22,253
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[3]	7,048	7,057
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[3]	1,171	1,172
Santander Drive Auto Receivables Trust, Series 2018-1, Class B, 2.63% 2022[3]	898	899
Short-Term Bond Fund of America — Page 3 of 16

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2017-2, Class C, 2.79% 2022[3]	$3,029	$3,036
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[3]	186	186
Santander Drive Auto Receivables Trust, Series 2018-4, Class A3, 3.28% 2022[3]	6,230	6,235
Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28% 2023[3]	8,491	8,507
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49% 2025[3]	5,816	5,829
Santander Retail Auto Lease Trust, Series 2019-A, Class A2A, 2.72% 2022[3,4]	18,981	19,114
Santander Retail Auto Lease Trust, Series 2019-A, Class 4, 2.82% 2023[3,4]	14,800	15,001
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 2.758% 2035[3,4,5]	995	1,001
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[3,4]	3,303	3,318
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.031% 2025[3,4,5]	11,263	11,266
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[3]	30	31
Synchrony Credit Card Master Note Trust, Series 2019-A2, Class A, 2.34% 2025[3]	7,000	7,064
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[3]	28,082	28,678
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[3,4]	4,875	4,857
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[3,4]	4,444	4,446
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[3,4]	430	429
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 2039[3,4]	1,742	1,743
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[3,4]	3,587	3,585
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[3,4]	5,528	5,635
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[3,4]	27,600	28,150
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2A, 2.59% 2022[3]	20,145	20,221
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.57% 2023[3]	15,913	16,104
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 2021[3,4]	7,329	7,328
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[3,4]	7,389	7,388
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[3,4]	11,458	11,478
Verizon Owner Trust, Series 2019-C, Class A1A, 1.94% 2024[3]	26,957	26,949
Volkswagen Auto Lease Trust, Series 2019-A, Class A3, 1.99% 2022[3]	8,666	8,670
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[3]	18,437	18,473
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[3,4]	3,184	3,186
Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59% 2022[3,4]	2,938	2,941
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[3,4]	266	267
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[3,4]	18,341	18,381
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[3,4]	29,000	29,107
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[3,4]	5,210	5,237
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[3]	1,000	1,012
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[3]	30,460	31,163
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[3]	15,100	15,469
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[3]	35,300	35,428
World Financial Network Credit Card Master Note Trust, Series 2019-B, Class A, 2.49% 2026[3]	7,000	7,060
World OMNI Select Auto Trust, Series 2019-A, Class A2A, 2.48% 2023[3]	14,185	14,203
		1,200,445
Mortgage-backed obligations 12.99% Collateralized mortgage-backed obligations (privately originated) 7.06%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[3,4,5]	42,159	42,987
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[3,4,5]	14,391	14,700
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 2.808% 2029[3,4,5]	25,603	25,665
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[3,4,5]	10,224	10,533
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[3,4]	3,250	3,331
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.196% 2046[3,4,5]	2,743	2,721
Commercial Mortgage Trust, Series 2013-CC10, Class B, 4.949% 2046[3,4,5]	2,750	2,953
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 2028[3,4,5]	10,109	10,122
Finance of America Structured Securities Trust, Series 2019-HB1, Class M1, 3.396% 2029[3,4,5]	13,756	13,962
Finance of America Structured Securities Trust, Series 2019-HB1, Class M2, 3.676% 2029[3,4,5]	1,792	1,823
Short-Term Bond Fund of America — Page 4 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,4]	$23,838	$24,930
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2029[3,4,5]	11,057	11,174
Freddie Mac, Series 2019-1, Class MA, 3.50% 2058[3]	2,461	2,549
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 2058[3,4,5]	27,114	27,498
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 2048[3,4,5]	7,716	7,793
Homeward Opportunities Fund Trust, Series 2019-1, 3.454% 2059[3,4,5]	8,461	8,569
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,4,5]	20,958	21,020
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[3,4,5]	26,100	26,178
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 2.558% 2051[3,4,5]	16,683	16,735
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 2.508% 2052[3,4,5]	40,255	40,381
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.573% 2052[3,4,5]	32,448	32,529
Mello Warehouse Securitization Trust, Series 2019-1, Class B, 2.708% 2052[3,4,5]	8,840	8,993
Mello Warehouse Securitization Trust, Series 2019-2, Class B, (1-month USD-LIBOR + 0.95%) 2.773% 2052[3,4,5]	8,290	8,311
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[3,4,5]	942	944
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[3,4,5]	13,321	13,470
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.575% 2029[3,4,5]	14,747	14,719
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 2029[3,4,5]	759	754
Nationstar HECM Loan Trust, Series 2019-2A, Class M1, 2.673% 2029[3,4,5]	5,153	5,191
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[3,4,5]	5,141	5,150
Onslow Bay Financial, Series 2015-1, Class 2A4, 3.00% 2045[3,4,5]	8,561	8,624
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[3,4,5]	6,151	6,162
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[3,4,5]	7,228	7,164
Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00% 2048[3,4]	5,071	5,134
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[3,4,5]	4,203	4,306
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[3,4,5]	24,630	24,897
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[3,4,5]	13,045	13,224
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 2.358% 2052[3,4,5]	22,575	22,636
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.308% 2057[3,4,5]	6,691	6,692
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 2058[3,4,5]	10,342	10,462
		514,986
Federal agency mortgage-backed obligations 5.11%
Angel Oak Mortgage Trust, Series 2017-2, Class A1, 2.478% 2047[3,4,5]	879	880
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[3,4,5]	24,073	24,419
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[3,4,5]	6,846	6,893
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 2049[3,4,5]	21,383	21,506
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 2047[3]	225	236
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577% 2047[3,4,5]	1,351	1,353
Fannie Mae Pool #AD2028 4.50% 2025[3]	1,085	1,141
Fannie Mae Pool #555538 4.879% 2033[3,5]	573	603
Fannie Mae Pool #888521 4.737% 2034[3,5]	865	915
Fannie Mae Pool #889579 6.00% 2038[3]	2,136	2,455
Fannie Mae Pool #889983 6.00% 2038[3]	896	1,029
Fannie Mae Pool #AL0095 6.00% 2038[3]	69	79
Fannie Mae Pool #AC1676 4.085% 2039[3,5]	121	127
Fannie Mae Pool #AC6266 4.377% 2039[3,5]	277	294
Fannie Mae Pool #AC2106 4.403% 2039[3,5]	250	265
Fannie Mae Pool #AI8806 5.00% 2041[3]	2,108	2,321
Fannie Mae Pool #BH4084 3.50% 2047[3]	16,023	16,618
Fannie Mae Pool #BK7655 3.926% 2048[3,5]	4,951	5,155
Fannie Mae Pool #BN0301 3.964% 2048[3,5]	10,208	10,617
Short-Term Bond Fund of America — Page 5 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BN0374 3.975% 2048[3,5]	$10,172	$10,591
Fannie Mae Pool #MA3495 4.00% 2048[3]	1,240	1,289
Fannie Mae Pool #BK6971 4.00% 2048[3]	825	858
Fannie Mae Pool #MA3467 4.00% 2048[3]	770	800
Fannie Mae Pool #MA3443 4.00% 2048[3]	655	679
Fannie Mae Pool #BJ0639 4.00% 2048[3]	577	605
Fannie Mae Pool #FM1437 4.00% 2048[3]	446	464
Fannie Mae Pool #MA3521 4.00% 2048[3]	122	126
Fannie Mae Pool #BK2010 4.00% 2048[3]	87	92
Fannie Mae Pool #BK5305 4.00% 2048[3]	61	64
Fannie Mae Pool #MA3496 4.50% 2048[3]	3,977	4,193
Fannie Mae Pool #BN0315 4.50% 2048[3]	40	42
Fannie Mae Pool #MA3692 3.50% 2049[3]	857	880
Fannie Mae Pool #BK9464 3.944% 2049[3,5]	4,800	4,990
Fannie Mae Pool #BN5611 4.002% 2049[3,5]	17,951	18,696
Fannie Mae Pool #MA3776 4.00% 2049[3]	1,036	1,079
Fannie Mae Pool #MA3804 4.00% 2049[3]	142	148
Fannie Mae Pool #BO2188 4.00% 2049[3]	138	144
Fannie Mae Pool #FM1389 4.50% 2049[3]	7,026	7,371
Fannie Mae Pool #MA3639 4.50% 2049[3]	2,185	2,293
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[3,5]	10	10
Freddie Mac 5.50% 2024[3]	429	439
Freddie Mac 4.788% 2034[3,5]	431	445
Freddie Mac 5.50% 2034[3]	332	367
Freddie Mac 5.50% 2036[3]	217	245
Freddie Mac 4.599% 2039[3,5]	105	111
Freddie Mac 3.50% 2047[3]	7,624	7,909
Freddie Mac Pool #782818 4.196% 2034[3,5]	433	459
Freddie Mac Pool #1H2524 4.783% 2035[3,5]	1,267	1,340
Freddie Mac Pool #1L1292 4.586% 2036[3,5]	1,087	1,157
Freddie Mac Pool #848365 4.666% 2036[3,5]	728	771
Freddie Mac Pool #848751 4.745% 2036[3,5]	246	260
Freddie Mac Pool #1L1476 4.886% 2036[3,5]	405	418
Freddie Mac Pool #1B8916 3.745% 2041[3,5]	396	415
Freddie Mac Pool #760014 3.46% 2045[3,5]	2,177	2,225
Freddie Mac Pool #ZT1545 4.00% 2048[3]	2,762	2,871
Freddie Mac Pool #ZA6124 4.50% 2048[3]	2,380	2,501
Freddie Mac Pool #ZT1546 4.50% 2048[3]	396	416
Freddie Mac Pool #ZA6269 4.50% 2049[3]	2,171	2,281
Freddie Mac, Series K013, Class A2, Multi Family, 3.974% 2021[3]	36	37
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[3]	60	61
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[3]	30	31
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[3]	4,605	4,868
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[3,5]	10	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[3,7]	14,933	15,211
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[3]	14,427	14,733
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[3,5]	10,162	10,388
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.00% 2057[3,7]	27	28
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[3]	21	22
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[3]	10,039	10,719
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[3]	15,946	16,622
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 2058[3]	115	119
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[3]	5,084	5,203
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[3]	22,032	22,800
Short-Term Bond Fund of America — Page 6 of 16

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[3]	$3,902	$4,040
Government National Mortgage Assn. 5.00% 2049[3]	3,202	3,368
Government National Mortgage Assn. 5.00% 2049[3,8]	279	294
Government National Mortgage Assn. Pool #MA5653 5.00% 2048[3]	13,612	14,375
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[3]	244	259
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[3]	11,201	11,787
Government National Mortgage Assn. Pool #MA5933 5.00% 2049[3]	9,779	10,334
Government National Mortgage Assn. Pool #MA5988 5.00% 2049[3]	5,306	5,622
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[3]	283	301
Government National Mortgage Assn. Pool #714621 5.46% 2059[3]	120	134
Government National Mortgage Assn. Pool #710077 4.70% 2061[3]	15	16
Government National Mortgage Assn. Pool #710079 4.70% 2061[3]	12	13
Government National Mortgage Assn. Pool #710074 4.72% 2061[3]	4	5
Government National Mortgage Assn. Pool #751394 4.81% 2061[3]	12	13
Government National Mortgage Assn. Pool #721648 4.874% 2061[3]	10	10
Government National Mortgage Assn. Pool #765151 4.921% 2061[3]	38	39
Government National Mortgage Assn. Pool #725879 4.946% 2061[3]	7	7
Government National Mortgage Assn. Pool #725876 4.956% 2061[3]	7	7
Government National Mortgage Assn. Pool #710085 5.093% 2061[3]	31	32
Government National Mortgage Assn. Pool #756694 5.167% 2061[3]	270	271
Government National Mortgage Assn. Pool #AG8060 4.367% 2063[3]	103	106
Government National Mortgage Assn. Pool #AG8041 4.419% 2063[3]	103	105
Government National Mortgage Assn. Pool #AC1008 4.437% 2063[3]	12	12
Government National Mortgage Assn. Pool #AC0975 4.471% 2063[3]	25	26
Government National Mortgage Assn. Pool #776094 5.016% 2063[3]	30	31
Government National Mortgage Assn. Pool #AG8149 2.418% 2064[3,5]	352	354
Government National Mortgage Assn. Pool #AG8070 4.346% 2064[3]	98	101
Government National Mortgage Assn. Pool #AG8082 4.349% 2064[3]	94	96
Government National Mortgage Assn. Pool #AG8081 4.381% 2064[3]	105	107
Government National Mortgage Assn. Pool #AG8069 4.376% 2064[3]	100	103
Government National Mortgage Assn. Pool #767680 4.453% 2064[3]	374	381
Government National Mortgage Assn. Pool #AC1026 4.532% 2064[3]	30	31
Government National Mortgage Assn. Pool #AG8076 4.99% 2064[3]	21	22
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[3]	187	195
Government National Mortgage Assn. Pool #AO0461 4.553% 2065[3]	128	134
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 2.49% 2062[3,5]	1,737	1,743
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.594% 2062[3,5]	22,487	22,599
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year CMT Weekly Rate + 0.60%) 2.39% 2064[3,5]	8,963	8,980
Uniform Mortgage-Backed Security 3.50% 2034[3,8]	2,020	2,093
Uniform Mortgage-Backed Security 4.00% 2049[3,8]	1,175	1,219
Uniform Mortgage-Backed Security 4.50% 2049[3,8]	3,611	3,794
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[3]	1,250	1,293
		372,255
Commercial mortgage-backed securities 0.82%
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class B, 5.095% 2046[3,5]	1,255	1,367
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[3]	3,000	3,185
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[3,5]	1,250	1,315
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[3]	4,000	4,154
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.512% 2044[3,4,5]	950	992
GS Mortgage Securities Corp. II, Series 2011-GC3, Class D, 5.824% 2044[3,4,5]	9,987	10,351
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682% 2046[3,4]	3,000	3,088
Short-Term Bond Fund of America — Page 7 of 16

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 4.859% 2046[3,5]	$1,000	$1,054
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[3]	3,500	3,665
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,4]	1,625	1,692
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[3,5]	1,511	1,567
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.919% 2046[3,5]	3,750	4,001
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[3,5]	6,985	7,411
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B, 4.565% 2047[3,5]	900	962
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 2046[3,4,5]	2,225	2,277
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class B, 3.875% 2046[3,4,5]	1,250	1,299
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[3]	5,160	5,358
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[3,5]	3,250	3,362
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 2046[3,5]	2,500	2,563
		59,663
Total mortgage-backed obligations		946,904
Corporate bonds & notes 10.54% Financials 4.46%
ACE INA Holdings Inc. 2.30% 2020	7,405	7,426
ACE INA Holdings Inc. 2.875% 2022	1,275	1,311
ACE INA Holdings Inc. 3.35% 2026	1,275	1,363
Citigroup Inc. 2.844% 2022 (3-month USD-LIBOR + 0.596% on 5/20/2021)[7]	15,000	15,158
Citigroup Inc. 3.165% 2022 (3-month USD-LIBOR + 0.53% on 2/19/2021)[7]	20,000	20,219
Commonwealth Bank of Australia 2.25% 2020[4]	7,500	7,506
Commonwealth Bank of Australia (3-month USD-LIBOR + 0.70%) 2.834% 2022[4,5]	5,000	5,042
DNB Bank ASA 2.125% 2020[4]	5,235	5,244
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 3.30% 2021[5]	10,395	10,546
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.11%) 3.046% 2022[5]	1,855	1,875
HSBC Holdings PLC 2.65% 2022	15,000	15,134
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[7]	20,000	21,512
Marsh & McLennan Companies, Inc. 3.50% 2020	10,505	10,682
Metropolitan Life Global Funding I 3.375% 2022[4]	5,200	5,349
Metropolitan Life Global Funding I 3.60% 2024[4]	7,007	7,397
National Australia Bank Ltd. 2.40% 2019[4]	2,950	2,950
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,470	4,487
New York Life Global Funding 1.95% 2020[4]	20,000	20,016
New York Life Global Funding 1.95% 2020[4]	3,645	3,646
New York Life Global Funding 2.00% 2020[4]	20,000	20,014
New York Life Global Funding 1.70% 2021[4]	5,000	4,985
New York Life Global Funding 2.25% 2022[4]	2,760	2,779
Rabobank Nederland 2.50% 2021	6,535	6,575
Rabobank Nederland 2.75% 2022	4,100	4,162
Royal Bank of Canada (3-month USD-LIBOR + 0.73%) 2.639% 2022[5]	10,295	10,413
Sumitomo Mitsui Financial Group, Inc. 3.936% 2023	14,846	15,740
Svenska Handelsbanken AB 5.125% 2020[4]	1,150	1,162
Swedbank AB 2.20% 2020[4]	10,000	10,006
Swedbank AB 2.80% 2022[4]	6,800	6,873
Toronto-Dominion Bank 2.55% 2021	17,670	17,810
Toronto-Dominion Bank 2.65% 2024	5,425	5,536
US Bancorp 2.05% 2020	11,850	11,866
US Bancorp 3.05% 2020	14,690	14,788
US Bancorp 3.104% 2021 (3-month USD-LIBOR + 0.29% on 5/21/2020)[7]	12,500	12,563
Short-Term Bond Fund of America — Page 8 of 16

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
US Bank NA 3.00% 2021	$7,005	$7,089
Wells Fargo & Co. 2.15% 2019	5,930	5,930
		325,154
Health care 1.35%
AbbVie Inc. 2.50% 2020	5,910	5,920
AbbVie Inc. 2.30% 2021	9,955	10,008
AstraZeneca PLC (3-month USD-LIBOR + 0.665%) 2.569% 2023[5]	11,772	11,796
Bristol-Myers Squibb Co. 2.55% 2021[4]	7,000	7,073
Bristol-Myers Squibb Co. 2.60% 2022[4]	7,000	7,120
Bristol-Myers Squibb Co. 2.90% 2024[4]	21,120	21,789
Merck & Co., Inc. 2.90% 2024	2,863	2,974
Novartis Capital Corp. 1.80% 2020	15,000	14,997
Pfizer Inc. 3.00% 2021	14,690	14,994
UnitedHealth Group Inc. 2.375% 2024	1,765	1,782
		98,453
Consumer staples 1.31%
Nestlé Holdings, Inc. 3.10% 2021[4]	20,000	20,447
Philip Morris International Inc. 2.00% 2020	9,570	9,570
Philip Morris International Inc. 2.50% 2022	1,250	1,269
Philip Morris International Inc. 2.875% 2024	9,000	9,257
Procter & Gamble Co. 1.70% 2021	8,820	8,819
Wal-Mart Stores, Inc. 2.85% 2020	10,281	10,345
Wal-Mart Stores, Inc. 3.125% 2021	14,686	14,992
Wal-Mart Stores, Inc. 3.40% 2023	9,180	9,639
Wal-Mart Stores, Inc. 2.85% 2024	10,960	11,366
		95,704
Consumer discretionary 0.83%
Amazon.com, Inc. 2.40% 2023	7,375	7,500
American Honda Finance Corp. 2.65% 2021	14,705	14,834
Bayerische Motoren Werke AG 2.95% 2022[4]	7,000	7,134
Bayerische Motoren Werke AG 3.45% 2023[4]	13,235	13,732
DaimlerChrysler North America Holding Corp. 3.00% 2021[4]	15,000	15,141
Home Depot, Inc. 3.25% 2022	2,000	2,063
		60,404
Energy 0.75%
Chevron Corp. 1.991% 2020	8,845	8,848
Exxon Mobil Corp. 1.902% 2022	14,240	14,291
Exxon Mobil Corp. 2.019% 2024	11,392	11,462
Occidental Petroleum Corp. 2.70% 2022	8,550	8,622
Shell International Finance BV 2.125% 2020	5,000	5,007
Shell International Finance BV 1.75% 2021	6,160	6,148
		54,378
Information technology 0.55%
Apple Inc. 1.90% 2020	10,300	10,300
Apple Inc. 2.00% 2020	10,370	10,394
Microsoft Corp. 1.85% 2020	10,330	10,332
Short-Term Bond Fund of America — Page 9 of 16

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microsoft Corp. 2.875% 2024	$3,435	$3,567
Oracle Corp. 2.50% 2022	5,000	5,068
		39,661
Industrials 0.50%
Boeing Co. 2.70% 2022	16,000	16,276
General Dynamics Corp. 2.875% 2020	11,690	11,741
General Dynamics Corp. 3.00% 2021	8,555	8,696
		36,713
Utilities 0.44%
Duke Energy Progress, LLC 3.375% 2023	11,846	12,414
Mississippi Power Co. (3-month USD-LIBOR + 0.65%) 2.75% 2020[5]	15,000	15,006
Public Service Enterprise Group Inc. 1.90% 2021	4,735	4,736
		32,156
Communication services 0.24%
Comcast Corp. 3.45% 2021	14,857	15,272
Comcast Corp. 3.70% 2024	2,000	2,128
		17,400
Real estate 0.11%
Public Storage 2.37% 2022	2,770	2,803
WEA Finance LLC 3.25% 2020[4]	5,185	5,229
		8,032
Total corporate bonds & notes		768,055
Bonds & notes of governments & government agencies outside the U.S. 5.25%
Bank Nederlandse Gemeenten NV 1.75% 2020[4]	8,400	8,390
European Bank for Reconstruction & Development 1.125% 2020	15,000	14,970
European Investment Bank 1.25% 2019	3,570	3,569
European Investment Bank 1.625% 2020	20,000	19,988
European Investment Bank 1.75% 2020	10,000	9,997
European Investment Bank 1.375% 2021	13,333	13,266
European Investment Bank 1.625% 2021	12,000	11,991
European Investment Bank 2.00% 2021	10,000	10,039
European Investment Bank 2.00% 2022	9,000	9,092
European Investment Bank 2.25% 2022	11,265	11,415
European Investment Bank 2.25% 2022	6,000	6,094
European Investment Bank 2.25% 2024	5,000	5,127
European Stability Mechanism 2.125% 2022[4]	28,324	28,674
Inter-American Development Bank 1.625% 2020	13,200	13,194
Inter-American Development Bank 1.875% 2021	10,000	10,020
Inter-American Development Bank 1.75% 2022	15,000	15,030
Inter-American Development Bank 2.125% 2022	10,000	10,090
International Bank for Reconstruction and Development 1.875% 2020	20,000	20,008
International Bank for Reconstruction and Development 1.375% 2021	12,000	11,946
International Bank for Reconstruction and Development 1.375% 2021	10,000	9,948
International Bank for Reconstruction and Development 2.75% 2021	25,000	25,427
International Bank for Reconstruction and Development 1.625% 2022	5,000	4,994
International Development Association 2.75% 2023[4]	15,000	15,511
KfW 1.50% 2020	8,000	7,990
KfW 1.50% 2021	9,000	8,975
Short-Term Bond Fund of America — Page 10 of 16

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
KfW 2.625% 2021	$15,000	$15,187
Oesterreichische Kontrollbank AG 1.50% 2020	10,500	10,471
Oesterreichische Kontrollbank AG 1.75% 2020	10,460	10,458
Oesterreichische Kontrollbank AG 2.375% 2021	2,000	2,023
Sweden (Kingdom of) 1.625% 2020[4]	7,400	7,396
Sweden (Kingdom of) 2.375% 2021[4]	9,000	9,065
United Kingdom 2.50% 2021[4]	22,400	22,610
		382,955
Municipals 0.40% California 0.21%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	14,755	14,768
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 3.00% 2020	360	366
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 4.00% 2021	405	426
		15,560
New Jersey 0.17%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,500	12,632
Ohio 0.01%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	170	174
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	250	257
		431
Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	320	329
Florida 0.00%
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	250	253
Total municipals		29,205
Federal agency bonds & notes 0.39%
Fannie Mae 1.625% 2020	5,000	5,000
Fannie Mae 2.00% 2022	14,415	14,524
U.S. Agency for International Development, Ukraine 1.471% 2021	8,820	8,773
		28,297
Total bonds, notes & other debt instruments (cost: $6,990,701,000)		7,051,592
Short-term securities 3.94% Money market investments 3.94%	Shares
Capital Group Central Cash Fund 1.78%[9]	2,872,423	287,242
Total short-term securities (cost: $287,242,000)		287,242
Total investment securities 100.69% (cost: $7,277,943,000)		7,338,834
Other assets less liabilities (0.69)%		(50,348)
Net assets 100.00%		$7,288,486
Short-Term Bond Fund of America — Page 11 of 16

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Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 11/30/2019[11] (000)	Unrealized (depreciation) appreciation at 11/30/2019 (000)
30 Day Federal Funds Futures	Long	683	January 2020	$284,606	$280,166	$(200)
2 Year U.S. Treasury Note Futures	Long	6,138	April 2020	1,227,600	1,323,267	(381)
5 Year U.S. Treasury Note Futures	Long	2,136	April 2020	213,600	254,117	(116)
10 Year U.S. Treasury Note Futures	Long	1,559	March 2020	155,900	201,671	(208)
10 Year Ultra U.S. Treasury Note Futures	Short	1,670	March 2020	(167,000)	(237,505)	294
20 Year U.S. Treasury Bond Futures	Short	444	March 2020	(44,400)	(70,582)	329
30 Year Ultra U.S. Treasury Bond Futures	Short	861	March 2020	(86,100)	(161,626)	(366)
						$(648)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 11/30/2019 (000)
1.555%	U.S. EFFR	1/29/2020	$2,506,900	$(36)	$—	$(36)
1.538%	U.S. EFFR	1/29/2020	2,454,100	(92)	—	(92)
1.5365%	U.S. EFFR	1/29/2020	4,831,900	(191)	—	(191)
1.535%	U.S. EFFR	1/29/2020	5,069,000	(210)	—	(210)
1.531%	U.S. EFFR	3/18/2020	358,100	(2)	—	(2)
1.515%	U.S. EFFR	3/18/2020	324,200	(9)	—	(9)
1.5155%	U.S. EFFR	3/18/2020	685,400	(18)	—	(18)
1.5135%	U.S. EFFR	3/18/2020	685,300	(20)	—	(20)
2.19875%	U.S. EFFR	5/7/2021	125,500	1,254	—	1,254
1.7775%	3-month USD-LIBOR	6/21/2021	285,100	459	—	459
1.61%	U.S. EFFR	7/12/2021	720,400	1,902	—	1,902
1.355%	U.S. EFFR	10/24/2021	136,500	(22)	—	(22)
1.3475%	U.S. EFFR	10/24/2021	369,800	(112)	—	(112)
1.339%	U.S. EFFR	10/24/2021	248,200	(115)	—	(115)
1.3065%	U.S. EFFR	10/25/2021	335,200	(359)	—	(359)
1.305%	U.S. EFFR	10/25/2021	365,200	(402)	—	(402)
1.39%	U.S. EFFR	10/31/2021	235,300	133	—	133
1.3615%	U.S. EFFR	11/1/2021	117,700	4	—	4
1.281%	U.S. EFFR	11/4/2021	117,800	(177)	—	(177)
1.411%	U.S. EFFR	11/7/2021	116,375	118	—	118
1.3925%	U.S. EFFR	11/7/2021	116,375	76	—	76
2.197%	U.S. EFFR	4/18/2022	122,900	2,302	—	2,302
1.8475%	3-month USD-LIBOR	7/11/2022	47,000	303	—	303
U.S. EFFR	2.4435%	12/20/2023	16,358	(717)	—	(717)
U.S. EFFR	2.45375%	12/20/2023	146,527	(6,486)	—	(6,486)
U.S. EFFR	2.4225%	12/24/2023	67,105	(2,894)	—	(2,894)
U.S. EFFR	2.284%	1/4/2024	67,010	(2,521)	—	(2,521)
3-month USD-LIBOR	2.18075%	3/29/2024	65,300	(1,625)	—	(1,625)
3-month USD-LIBOR	2.194%	3/29/2024	65,700	(1,672)	—	(1,672)
3-month USD-LIBOR	2.21875%	3/29/2024	69,000	(1,827)	—	(1,827)
2.11%	U.S. EFFR	4/5/2024	287,200	9,076	—	9,076
3-month USD-LIBOR	2.375%	4/5/2024	237,200	(7,861)	—	(7,861)
3-month USD-LIBOR	1.93%	6/12/2024	19,475	(292)	—	(292)
Short-Term Bond Fund of America — Page 12 of 16

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 11/30/2019 (000)
3-month USD-LIBOR	1.867%	7/11/2025	$66,500	$(505)	$—	$(505)
3-month USD-LIBOR	2.2365%	9/2/2025	50	(2)	—	(2)
3-month USD-LIBOR	1.743%	2/8/2026	75,000	(616)	—	(616)
3-month USD-LIBOR	1.623%	5/19/2026	30,000	(28)	—	(28)
3-month USD-LIBOR	2.114%	6/13/2029	81,900	(3,079)	—	(3,079)
3-month USD-LIBOR	1.9675%	6/21/2029	155,200	(3,798)	—	(3,798)
U.S. EFFR	1.74875%	7/12/2029	116,225	(3,022)	—	(3,022)
3-month USD-LIBOR	1.995%	7/19/2029	36,900	(996)	—	(996)
					$—	$(24,079)
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,309,000, which represented .21% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,555,987,000, which represented 21.35% of the net assets of the fund.
[5]	Coupon rate may change periodically.
[6]	Amount less than one thousand.
[7]	Step bond; coupon rate may change at a later date.
[8]	Purchased on a TBA basis.
[9]	Rate represents the seven-day yield at 11/30/2019.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Short-Term Bond Fund of America — Page 13 of 16

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $5,233,727,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $10,195,955,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Short-Term Bond Fund of America — Page 14 of 16

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,695,731	$—	$3,695,731
Asset-backed obligations	—	1,200,445	—	1,200,445
Mortgage-backed obligations	—	946,904	—	946,904
Corporate bonds & notes	—	768,055	—	768,055
Bonds & notes of governments & government agencies outside the U.S.	—	382,955	—	382,955
Municipals	—	29,205	—	29,205
Federal agency bonds & notes	—	28,297	—	28,297
Short-term securities	287,242	—	—	287,242
Total	$287,242	$7,051,592	$—	$7,338,834
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$623	$—	$—	$623
Unrealized appreciation on interest rate swaps	—	15,627	—	15,627
Liabilities:
Unrealized depreciation on futures contracts	(1,271)	—	—	(1,271)
Unrealized depreciation on interest rate swaps	—	(39,706)	—	(39,706)
Total	$(648)	$(24,079)	$—	$(24,727)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Short-Term Bond Fund of America — Page 15 of 16

unaudited
Key to abbreviations and symbol
Agcy. = Agency
Auth. = Authority
CLO = Collateralized Loan Obligations
CMT = Constant Maturity Treasury
Dev. = Development
Econ. = Economic
EFFR = Effective Federal Funds Rate
Facs. = Facilities
Fin. = Finance
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-048-0120O-S73193	Short-Term Bond Fund of America — Page 16 of 16